Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	TG THERAPEUTICS, INC.
Entity Central Index Key	0001001316
Amendment Flag	false